UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund:    BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 138.2%

Alabama — 1.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$2,330	$2,416,163
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	620,760

		3,036,923
California — 20.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	2,895	2,914,223
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,730	1,886,997
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 08/01/19(a)	1,325	1,380,782
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,085	1,239,211
2nd, 5.25%, 05/01/33	850	949,951
5.00%, 05/01/44	1,090	1,200,624
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	2,400	2,596,320
5.75%, 03/01/34	2,180	2,370,772
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	1,605	1,705,971
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,897,350
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,420	1,657,112
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	1,000	1,074,330
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 08/01/33	1,825	1,830,603
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,335	1,488,018

Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled, Refunding RB, Series J:
5.25%, 05/15/23(a)	$3,170	$3,680,338
5.25%, 05/15/38	900	1,013,553
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,734,315
5.50%, 11/01/31	2,465	2,848,751
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	725	825,123
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	540	626,767

		35,921,111
Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,145,520
5.50%, 11/15/30	340	388,389
5.50%, 11/15/31	405	461,995
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,900	1,966,823

		3,962,727
Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	985	1,082,633
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	590	658,688

		1,741,321
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18(a)	2,000	2,013,820

Florida — 16.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	452,756
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,135,930

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$1,735	$1,956,039
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,622,115
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	110	110,692
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,135,663
Series A, 6.00%, 10/01/38	1,000	1,152,300
Series B, AMT, 6.25%, 10/01/38	460	531,718
Series B, AMT, 6.00%, 10/01/42	615	700,731
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,157,346
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,465	3,843,066
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	4,645	4,828,199
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,040	1,181,513
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	3,995	4,410,440

		28,218,508
Hawaii — 1.5%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,664,280
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	425	475,133
5.25%, 08/01/26	460	511,764

		2,651,177
Illinois — 15.0%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,080,540
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	960	1,048,685

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB (continued):
3rd Lien, Series A, 5.75%, 01/01/39	$185	$200,353
3rd Lien, Series C, 6.50%, 01/01/21(a)	5,225	5,799,802
Senior Lien, Series D, AMT, 5.00%, 01/01/42	430	469,113
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	2,000	2,030,440
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,067,820
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,909,053
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,156,846
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,319,488
5.25%, 12/01/43	1,505	1,565,832
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	555	626,889
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	1,405	1,546,568
6.00%, 06/01/21	400	445,796
State of Illinois, GO:
5.25%, 02/01/31	875	928,051
5.25%, 02/01/32	1,355	1,432,371
5.50%, 07/01/33	2,000	2,120,660
5.50%, 07/01/38	425	447,359

		26,195,666
Indiana — 3.8%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,271,722
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	545	554,341
5.50%, 01/01/38	2,235	2,271,140

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$565	$603,205

		6,700,408
Louisiana — 1.7%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,687,665
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,215	1,258,072

		2,945,737
Maryland — 2.7%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,591,004
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	2,700	3,135,996

		4,727,000
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	245	266,915
5.25%, 01/01/42	545	605,582
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	595	656,993
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	595	602,313

		2,131,803
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	205	208,046
6.50%, 11/15/38	1,120	1,136,442
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	575	587,972

		1,932,460
Mississippi — 2.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,135,123

Security	Par (000)	Value
Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	$1,000	$1,153,310

		4,288,433
Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	245	240,042
3.50%, 12/01/42	105	103,639
3.60%, 12/01/47	165	162,637

		506,318
Nevada — 4.7%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	340	372,718
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	1,410	1,478,399
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	1,205	1,403,235
5.00%, 06/01/37	3,000	3,485,220
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	1,500	1,550,985

		8,290,557
New Jersey — 10.9%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	3,000	3,279,780
Goethals Bridge Replacement Project, AMT (AGM), Private Activity Bond, 5.00%, 01/01/31	790	872,547
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,693,650
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	2,100	2,173,773
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	1,435	1,428,715
New Jersey Transportation Trust Fund Authority, RB, Transportation System: Series A (AGC), 5.63%, 12/15/28	3,170	3,214,095

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series AA, 5.50%, 06/15/39	$1,890	$2,028,915
Series B, 5.25%, 06/15/36	1,000	1,042,620
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,190	1,332,455
Sub-Series B, 5.00%, 06/01/46	905	969,544

		19,036,094
New York — 7.4%
City of New York New York, GO, Sub-Series F-1, 5.00%, 04/01/36	2,090	2,423,125
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	1,305	1,409,557
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	3,410	3,514,278
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,555	1,710,671
5.75%, 02/15/47	955	1,039,155
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,156,300
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	577,334

		12,830,420
Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,000	2,236,280

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	955	936,234

Pennsylvania — 6.9%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	110	122,918
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	865	991,809

Security	Par (000)	Value
Pennsylvania (continued)
County of Delaware Springfield School District, GO (continued):
5.00%, 03/01/43	$590	$674,925
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A, 5.00%, 09/01/48	980	1,088,094
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,462,280
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	1,000	992,020
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	170	190,094
Swarthmore Borough Authority, RB, Swarthmore College:
5.00%, 09/15/45	800	931,888
5.00%, 09/15/47	900	1,046,673
5.00%, 09/15/48	1,900	2,207,857
5.00%, 09/15/43	1,000	1,166,760
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,000	1,106,600

		11,981,918
South Carolina — 6.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,494,945
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,000	1,111,960
6.00%, 07/01/38	1,695	1,923,181
5.50%, 07/01/41	1,000	1,110,510
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,095	1,216,709
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,082,280
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	2,703,325

		11,642,910
Tennessee — 1.6%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,777,075

Texas — 12.5%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,360	1,515,897

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37(b)	$1,175	$1,349,123
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	3,790	3,921,778
6.00%, 11/15/35	210	217,369
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien(a):
5.25%, 12/01/18	1,490	1,509,266
5.25%, 12/01/18	1,110	1,124,352
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,139,253
Series H, 5.00%, 11/01/37	2,200	2,360,468
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,410,376
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	3,150	3,482,703
North Texas Tollway Authority, Refunding RB, 1st Tier-Series A, 5.00%, 01/01/43	910	1,029,565
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	620	691,350

		21,751,500
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,663,687

Virginia — 2.6%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	570	619,265
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	1,300	1,322,360
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	2,330	2,550,674

		4,492,299
Washington — 9.2%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,375	1,492,796
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT:
5.00%, 05/01/37	1,450	1,626,523

Security	Par (000)	Value
Washington (continued)
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT (continued):
5.00%, 05/01/42	$385	$429,710
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,159,230
5.00%, 07/01/37	3,910	4,510,928
5.00%, 07/01/38	650	748,709
State of Washington, GO:
Series C, 5.00%, 02/01/36	4,300	4,986,882
Various Purposes, Series B, 5.25%, 02/01/21(a)	1,075	1,167,095

		16,121,873
Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	330	368,346

Total Municipal Bonds — 138.2% (Cost — $229,636,029)		241,102,605

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	4,500	5,110,958

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	1,976,899

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(d)	1,039	1,047,026

Illinois — 1.5%
City of Chicago Illionis Waterworks, Refunding RB, Water Revenue Project (AGM), 2nd Lien:
2017, 5.25%, 11/01/18(a)	1,662	1,675,711
2017, 5.25%, 11/01/33	482	486,311

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illionis Waterworks, Refunding RB, Water Revenue Project (AGM), 2nd Lien (continued):
5.25%, 11/01/18(a)	$364	$367,162

		2,529,184
Maryland — 1.0%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,499	1,697,494

Michigan — 1.9%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,371,921

Nevada — 2.2%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	3,749	3,884,716

New Jersey — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,999	2,024,442

New York — 5.4%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,400	1,422,267
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	4,959,453
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	2,660	2,955,378

		9,337,098
Pennsylvania — 2.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(d)	3,650	3,724,241

Security	Par (000)	Value
Pennsylvania (continued)
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	$1,184	$1,318,083

		5,042,324
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,040,114

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(d)	2,320	2,636,935

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.8% (Cost — $38,559,939)		39,699,111

Total Long-Term Investments — 161.0% (Cost — $268,195,968)		280,801,716

	Shares
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(e)(f)	1,605,930	1,606,251

Total Short-Term Securities — 0.9% (Cost — $1,606,092)		1,606,251

Total Investments — 161.9% (Cost — $269,802,060)		282,407,967
Other Assets Less Liabilities — 0.5%		892,948
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.5)%		(21,865,499)
VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.9)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$174,435,416

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 to March 1, 2026, is $ 5,350,284.

(e)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

(f)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,822,221	(1,216,291)	1,605,930	$1,606,251	$10,392	$1,370	$159

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
COP	Colombian Peso
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	24	09/19/18	$2,866	$17,563
Long U.S. Treasury Bond	32	09/19/18	4,575	18,634
5-Year U.S. Treasury Note	16	09/28/18	1,810	6,035

				$42,232

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of July 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$280,801,716	$—	$280,801,716
Short-Term Securities	1,606,251	—	—	1,606,251

	$1,606,251	$280,801,716	$—	$282,407,967

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$42,232	$—	$—	$42,232

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(21,813,374)	$—	$(21,813,374)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(108,813,374)	$—	$(108,813,374)

During the period ended July 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 20, 2018